Cash and cash equivalents (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and banks	$ 1,398	$ 2,701
Mutual funds	7,730	2,375
Total cash and cash equivalents	$ 9,128	$ 5,076